Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 30, 2013	Mar. 31, 2012
Common stock, shares outstanding	14,833,611	11,391,585
Preferred stock, par value
Preferred stock, shares authorized	Unlimited	Unlimited
Preferred stock, shares issued	0	0
Class A Common Stock [Member]
Common stock, par value
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	7,115,641	3,673,615
Common stock, shares outstanding	7,115,641	3,673,615
Class B Common Stock [Member]
Common stock, par value
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	7,717,970	7,717,970
Common stock, shares outstanding	7,717,970	7,717,970